Vanguard® Emerging Markets Select Stock Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (92.9%)
Brazil (6.8%)
	Petroleo Brasileiro SA ADR (XNYS)	556,176	7,903
	Ambev SA	3,715,066	7,056
	Natura & Co. Holding SA	3,235,000	6,986
	Vale SA	646,500	5,993
	Banco Do Brasil SA	880,700	4,171
	Neoenergia SA	876,600	2,812
	B3 SA - Brasil Bolsa Balcao	1,276,000	2,443
	Cia de Saneamento Basico do Estado de Sao Paulo	147,380	2,385
	Petroleo Brasileiro SA ADR	177,064	2,284
	TIM SA	661,391	1,767
	Petroleo Brasileiro SA	227,850	1,624
	Banco Bradesco SA ADR	657,374	1,387
	Banco BTG Pactual SA	244,066	1,360
	Rumo SA	355,073	1,118
	Banco Santander Brasil SA	241,891	1,075
	BB Seguridade Participacoes SA	137,968	910
	Raia Drogasil SA	85,352	308
*,1	Hapvida Participacoes e Investimentos SA	515,567	214
[1]	Rede D'Or Sao Luiz SA	42,484	203
			51,999
Canada (1.1%)
*	First Quantum Minerals Ltd.	337,361	4,222
	Lundin Mining Corp.	318,188	2,513
*	Valeura Energy Inc.	298,221	1,449
			8,184
Chile (0.6%)
[2]	Sociedad Quimica y Minera de Chile SA ADR	71,108	2,811
	Banco De Chile	13,785,996	1,707
			4,518
China (27.0%)
	Tencent Holdings Ltd.	654,209	34,421
	Alibaba Group Holding Ltd.	1,833,709	22,493
	China Merchants Bank Co. Ltd. Class H	2,569,658	14,133
	Haier Smart Home Co. Ltd. Class H	2,933,000	9,701
*	Baidu Inc. Class A	787,750	8,907
*,1	Meituan Class B	462,300	8,799
	China Overseas Land & Investment Ltd.	5,160,885	8,225
	Weichai Power Co. Ltd. Class H	4,477,000	7,791
	Ping An Insurance Group Co. of China Ltd. Class H	1,225,000	6,898
	Kweichow Moutai Co. Ltd. Class A	29,155	5,793
	ZTO Express Cayman Inc. ADR	217,785	4,064
	Midea Group Co. Ltd. Class A	396,386	4,044
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	112,002	3,993
	Zhongsheng Group Holdings Ltd.	2,387,000	3,775
	Anker Innovations Technology Co. Ltd. Class A	249,730	3,751
	China Pacific Insurance Group Co. Ltd. Class H	973,603	2,900
	JD.com Inc. Class A	137,701	2,801
*	Luckin Coffee Inc. ADR	96,545	2,708
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,194,112	2,618
	GF Securities Co. Ltd. Class H	1,929,200	2,616
	KE Holdings Inc. ADR	148,608	2,590
	Zhejiang Longsheng Group Co. Ltd. Class A	1,933,100	2,580
	ENN Energy Holdings Ltd.	329,911	2,246
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,281,800	2,174
*	Trip.com Group Ltd.	29,854	2,097
	Tencent Music Entertainment Group ADR	162,120	1,942
	KE Holdings Inc. Class A	310,270	1,808
	Bank of Ningbo Co. Ltd. Class A	469,712	1,711
	Anhui Conch Cement Co. Ltd. Class H	632,372	1,705

Vanguard® Emerging Markets Select Stock Fund
		Shares	Market Value ($000)
	China National Building Material Co. Ltd. Class H	3,330,091	1,593
	Zijin Mining Group Co. Ltd. Class H	840,000	1,588
	BYD Co. Ltd. Class H	42,130	1,480
*	BeiGene Ltd.	78,250	1,359
	ANTA Sports Products Ltd.	124,075	1,320
*	NetEase Inc.	63,749	1,310
	Yum China Holdings Inc.	28,185	1,285
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,271,248	1,284
[1]	Haidilao International Holding Ltd.	662,000	1,242
*	Kanzhun Ltd. ADR	79,594	1,147
	Brilliance China Automotive Holdings Ltd.	2,290,000	1,121
*,1	Kuaishou Technology	197,100	1,079
	Proya Cosmetics Co. Ltd. Class A	88,914	1,031
	Foxconn Industrial Internet Co. Ltd. Class A	340,700	1,011
	PetroChina Co. Ltd. Class H	1,235,326	944
	Li Ning Co. Ltd.	452,000	935
	Ping An Insurance Group Co. of China Ltd. Class A	117,700	829
*	Baidu Inc. ADR	8,144	738
	China Railway Group Ltd. Class H	1,507,775	730
	Sinopharm Group Co. Ltd. Class H	223,673	592
*	Minth Group Ltd.	288,804	577
	Jiangsu Hengrui Medicine Co. Ltd. Class A	77,472	478
[1]	China Resources Mixc Lifestyle Services Ltd.	123,652	468
*	Zai Lab Ltd. ADR	16,583	451
	Yum China Holdings Inc. (XNYS)	6,275	290
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	77,353	257
[1]	Yadea Group Holdings Ltd.	134,401	223
	Alibaba Group Holding Ltd. ADR	1,893	187
*,2	Pony AI Inc. ADR	12,319	162
	Hangzhou Tigermed Consulting Co. Ltd. Class A	21,000	142
	Lufax Holding Ltd. ADR	61,296	142
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	6,163	126
[1]	WuXi AppTec Co. Ltd. Class H	14,370	102
			205,507
Greece (0.2%)
	National Bank of Greece SA	199,619	1,730
Hong Kong (3.6%)
[1]	WH Group Ltd.	9,981,500	7,786
	Galaxy Entertainment Group Ltd.	1,312,000	5,709
	Pacific Basin Shipping Ltd.	18,190,139	3,682
	Man Wah Holdings Ltd.	4,936,804	2,993
	Yue Yuen Industrial Holdings Ltd.	1,224,500	2,609
	AIA Group Ltd.	330,095	2,321
	Shenzhou International Group Holdings Ltd.	251,500	1,895
[1]	BOC Aviation Ltd.	46,819	353
			27,348
Hungary (1.7%)
	OTP Bank Nyrt	97,549	6,036
	Richter Gedeon Nyrt	158,009	4,092
	MOL Hungarian Oil & Gas plc	367,263	2,683
			12,811
India (11.0%)
	Reliance Industries Ltd.	879,808	12,804
	HDFC Bank Ltd.	456,467	8,935
	Axis Bank Ltd.	597,291	6,768
	Tata Consultancy Services Ltd.	106,335	5,032
	UPL Ltd.	649,062	4,512
	Tech Mahindra Ltd.	182,896	3,516
	Kotak Mahindra Bank Ltd.	128,092	2,801
	UltraTech Cement Ltd.	21,142	2,796
	Adani Ports & Special Economic Zone Ltd.	202,280	2,555
[1]	HDFC Life Insurance Co. Ltd.	332,140	2,439
	Bharti Airtel Ltd. (XNSE)	122,365	2,289
	HDFC Bank Ltd. ADR	37,676	2,285
*	PB Fintech Ltd.	91,787	1,820
*	Delhivery Ltd.	463,557	1,711
	Infosys Ltd. ADR	72,373	1,588
	Shriram Finance Ltd.	227,364	1,422

Vanguard® Emerging Markets Select Stock Fund
		Shares	Market Value ($000)
*	Jio Financial Services Ltd.	504,473	1,401
	Godrej Consumer Products Ltd.	104,684	1,351
	Infosys Ltd.	61,677	1,342
	Varun Beverages Ltd.	211,285	1,306
	Mahindra & Mahindra Ltd.	37,762	1,298
*	Amber Enterprises India Ltd.	17,141	1,281
	Ambuja Cements Ltd.	193,472	1,140
	Jubilant Foodworks Ltd.	129,653	1,050
[1]	SBI Life Insurance Co. Ltd.	61,158	1,045
	Colgate-Palmolive India Ltd.	29,865	971
	Bajaj Auto Ltd.	8,650	881
	Eicher Motors Ltd.	13,615	814
	KEC International Ltd.	78,821	762
	Ashok Leyland Ltd.	283,282	706
	Larsen & Toubro Ltd.	15,447	634
	Apollo Hospitals Enterprise Ltd.	7,965	625
*	Hyundai Motor India Ltd.	31,951	618
	Patanjali Foods Ltd.	29,317	615
	Oil & Natural Gas Corp. Ltd.	194,846	587
	IndusInd Bank Ltd.	49,365	563
	Tata Steel Ltd.	270,368	418
	Fortis Healthcare Ltd.	47,798	352
	Torrent Pharmaceuticals Ltd.	8,840	333
	Rainbow Children's Medicare Ltd.	19,643	323
[1]	Macrotech Developers Ltd.	23,246	322
*	GMR Airports Ltd.	114,487	95
			84,106
Indonesia (1.5%)
	Bank Rakyat Indonesia Persero Tbk PT	34,287,393	8,854
	Bank Central Asia Tbk PT	3,366,117	1,944
	Mitra Adiperkasa Tbk PT	4,951,830	390
	Unilever Indonesia Tbk PT	2,832,353	283
	Map Aktif Adiperkasa PT	3,838,477	231
			11,702
Kazakhstan (0.6%)
	Kaspi.KZ JSC ADR (Registered)	47,175	4,486
Mexico (1.4%)
	Grupo Financiero Banorte SAB de CV Class O	462,681	3,197
	Wal-Mart de Mexico SAB de CV	1,082,065	2,805
	Fomento Economico Mexicano SAB de CV ADR	29,566	2,523
	Cemex SAB de CV ADR	180,460	1,070
	Grupo Mexico SAB de CV Series B	146,331	718
			10,313
Philippines (0.3%)
	Bdo Unibank Inc.	878,302	2,068
Poland (0.4%)
*,1	Allegro.eu SA	293,685	2,155
	KGHM Polska Miedz SA	40,397	1,239
			3,394
Romania (0.2%)
	Banca Transilvania SA	216,679	1,237
Russia (0.0%)
*,3	MMC Norilsk Nickel PJSC ADR	200,203	—
*,3	Sberbank of Russia PJSC	1,473,153	—
*,3	Mobile TeleSystems PJSC ADR	93,946	—
*,3	Moscow Exchange MICEX-RTS PJSC	536,630	—
*,3	GMK Norilskiy Nickel PAO	124,700	—
*,3	Sberbank of Russia PJSC ADR	476,234	—
*,3	LUKOIL PJSC ADR	35,630	—
*,3	Novatek PJSC GDR (Registered)	422	—
*,2,3	Ozon Holdings plc ADR	35,000	—
*,3	Gazprom PJSC	926,846	—
			—

Vanguard® Emerging Markets Select Stock Fund
		Shares	Market Value ($000)
Saudi Arabia (1.1%)
[1]	Saudi Arabian Oil Co.	550,605	4,075
	Saudi Awwal Bank	229,186	2,195
	Saudi Tadawul Group Holding Co.	35,320	1,980
*	Dr Sulaiman Al Habib Medical Services Group Co.	3,275	255
	Mouwasat Medical Services Co.	8,815	216
			8,721
Singapore (0.9%)
	Wilmar International Ltd.	2,828,700	6,467
South Africa (1.8%)
	FirstRand Ltd.	869,537	3,538
	Sasol Ltd.	762,408	3,536
*	Impala Platinum Holdings Ltd.	526,324	2,889
	Harmony Gold Mining Co. Ltd.	110,548	1,258
	Naspers Ltd. Class N	4,568	963
	Discovery Ltd.	90,933	880
	Anglogold Ashanti plc	11,499	347
	Clicks Group Ltd.	16,029	309
			13,720
South Korea (6.6%)
	Samsung Electronics Co. Ltd. (XKRX)	417,439	14,908
	SK Hynix Inc.	48,477	6,526
*	Hankook Tire & Technology Co. Ltd.	192,182	5,392
	Hyundai Mobis Co. Ltd.	27,267	4,921
	Hyundai Motor Co.	27,701	3,899
	KB Financial Group Inc.	58,170	3,644
*	Orion Corp.	47,341	3,290
	Shinhan Financial Group Co. Ltd.	85,140	2,966
	DB Insurance Co. Ltd.	41,724	2,776
*	WONIK IPS Co. Ltd.	91,246	1,401
*	NAVER Corp.	6,089	902
			50,625
Taiwan (14.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	2,126,777	70,977
	MediaTek Inc.	195,933	8,485
	Accton Technology Corp.	269,900	6,198
	United Integrated Services Co. Ltd.	203,000	3,128
	Nien Made Enterprise Co. Ltd.	196,000	2,573
	Silergy Corp.	209,000	2,429
	Hon Hai Precision Industry Co. Ltd.	435,236	2,324
	Compal Electronics Inc.	2,065,000	2,277
	E Ink Holdings Inc.	226,000	1,897
	ASPEED Technology Inc.	17,121	1,806
	Chroma ATE Inc.	131,398	1,480
*	ASE Technology Holding Co. Ltd.	260,950	1,354
	Uni-President Enterprises Corp.	467,360	1,110
*	Alchip Technologies Ltd.	9,902	921
*	Fubon Financial Holding Co. Ltd.	202,000	566
			107,525
Thailand (2.9%)
	SCB X PCL	2,166,400	8,028
	Indorama Ventures PCL NVDR	5,776,500	3,926
	Bangkok Bank PCL NVDR	802,000	3,660
	PTT Exploration & Production PCL	641,559	2,415
	Bangkok Bank PCL (Registered)	524,400	2,393
*	True Corp. PCL NVDR	5,150,423	1,782
			22,204
Turkey (0.4%)
	Akbank TAS	1,671,792	3,021
United Arab Emirates (0.8%)
	Abu Dhabi Commercial Bank PJSC	959,536	3,127
	Emirates NBD Bank PJSC	328,514	1,865
	Emaar Properties PJSC	242,815	891
	Aldar Properties PJSC	214,662	447
			6,330

Vanguard® Emerging Markets Select Stock Fund
		Shares	Market Value ($000)
United Kingdom (0.7%)
	Anglo American plc	85,392	2,500
[1]	Airtel Africa plc	1,397,938	2,489
			4,989
United States (6.2%)
*	MercadoLibre Inc.	6,197	11,912
	Credicorp Ltd.	46,544	8,522
	Cognizant Technology Solutions Corp. Class A	76,354	6,308
*	Sea Ltd. ADR	38,292	4,664
*	Coupang Inc.	142,218	3,344
*	NU Holdings Ltd. Class A	229,559	3,039
*	Fabrinet	10,099	2,183
	Copa Holdings SA Class A	21,512	2,005
*	VEON Ltd. ADR	36,439	1,642
*	Grab Holdings Ltd. Class A	315,293	1,444
*	WNS Holdings Ltd.	18,202	1,115
*	MakeMyTrip Ltd.	5,684	621
*	Globant SA	1,378	294
*	Legend Biotech Corp. ADR	7,570	288
			47,381
Vietnam (1.0%)
	Vietnam Dairy Products JSC	1,915,970	4,747
	Mobile World Investment Corp.	843,200	2,009
*	Hoa Phat Group JSC	518,080	546
			7,302
Total Common Stocks (Cost $636,701)			707,688
Preferred Stocks (2.5%)
	Cia Energetica de Minas Gerais Preference Shares	2,842,484	5,331
	Petroleo Brasileiro SA Preference Shares	727,900	4,694
	Itau Unibanco Holding SA Preference Shares	696,900	4,032
	Samsung Electronics Co. Ltd. Preference Shares	83,435	2,449
	Banco Bradesco SA Preference Shares	759,800	1,572
	Raizen SA Preference Shares	2,547,300	828
Total Preferred Stocks (Cost $20,041)			18,906
Temporary Cash Investments (4.8%)
Money Market Fund (4.8%)
[4,5]	Vanguard Market Liquidity Fund, 4.371% (Cost $36,355)	363,573	36,353
Total Investments (100.2%) (Cost $693,097)			762,947
Other Assets and Liabilities—Net (-0.2%)			(1,316)
Net Assets (100%)			761,631
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $32,994,000, representing 4.3% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,165,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,930,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	March 2025	520	28,350	(285)

Vanguard® Emerging Markets Select Stock Fund
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	120,688	1,707	—	122,395
Common Stocks—Other	23,127	562,166	—	585,293
Preferred Stocks	16,457	2,449	—	18,906
Temporary Cash Investments	36,353	—	—	36,353
Total	196,625	566,322	—	762,947
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(285)	—	—	(285)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

Vanguard® Emerging Markets Select Stock Fund
E.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2025 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	1,773	682	2,422	36	(69)	—	—	—
Vanguard Market Liquidity Fund	34,432	NA1	NA1	(3)	—	341	—	36,353
Total	36,205	682	2,422	33	(69)	341	—	36,353
1	Not applicable—purchases and sales are for temporary cash investment purposes.